Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

			AVERAGE	AVERAGE
			SUMMARY	COMPENSATION
			COMPENSAITON	ACTUALLY	Value of Initial fixed $100
			TALBE TOTAL	PAID TO	Investment BASED ON4:
	SUMMARY	COMPENSATION	FOR NON-CEO	NON-CEO		PEER GROUP
	COMPENSATION	ACTUALLY	NAMED	NAMED	TOTAL	TOTAL	NET	ADJUSTED
	TABLE TOTAL	PAID TO	EXECUTIVE	EXECUTIVE	SHAREHOLDER	SHAREHOLDER	INCOME	EBITDA [5]
YEAR	FOR CEO [1]	CEO [2]	OFFICERS [3]	OFFICERS [2],[3]	RETURN	RETURN	($M)	($M)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$11,733,864	$18,982,502	$4,213,127	$6,391,352	$66	$113	-$621	$816
2021	$13,715,358	$14,571,784	$4,735,382	$4,999,729	$40	$70	-$591	$995
2020	$6,491,804	$3,401,473	$2,619,786	$1,679,139	$34	$58	-$568	$1,201

[1]	Amounts shown represent the total compensation reported for our CEO, Mr. Thigpen, in the Summary Compensation Table for fiscal years 2022, 2021 and 2020.
[2]

Amounts shown represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. These amounts do not reflect the actual compensation paid to our CEO or other Named Executive Officers during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year, and (iii) certain pension-related costs. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Adjustment details are provided in the tables below.

[3]	Years 2022, 2021 and 2020 reflect compensation information for our Named Executive Officers, other than our CEO.
[4]

Reflects cumulative total shareholder return of the Philadelphia SE Oil Services Sector (OSX) index, as of December 31, 2022, weighted according to each companies’ market capitalization at the beginning of each period for which a return is indicated. The OSX is the peer group utilized by Transocean for purposes of Item 201(e) of Regulation S-K under the Exchange Act in Transocean’s Annual Report on Form 10-K for the year ended December 31, 2022.

[5]	The reconciliation of adjusted EBITDA to net income in Appendix A of this proxy statement discloses how adjusted EBITDA is calculated from the Company's audited financial statements.

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote [Text Block]

[1]	Amounts shown represent the total compensation reported for our CEO, Mr. Thigpen, in the Summary Compensation Table for fiscal years 2022, 2021 and 2020.

The individuals who were non-CEO Named Executive Officers during each applicable year are Messrs. Mey, Adamson, Davis and Long.

Peer Group Issuers, Footnote [Text Block]
[4]

Reflects cumulative total shareholder return of the Philadelphia SE Oil Services Sector (OSX) index, as of December 31, 2022, weighted according to each companies’ market capitalization at the beginning of each period for which a return is indicated. The OSX is the peer group utilized by Transocean for purposes of Item 201(e) of Regulation S-K under the Exchange Act in Transocean’s Annual Report on Form 10-K for the year ended December 31, 2022.

PEO Total Compensation Amount	$ 11,733,864	$ 13,715,358	$ 6,491,804
PEO Actually Paid Compensation Amount	$ 18,982,502	14,571,784	3,401,473
Adjustment To PEO Compensation, Footnote [Text Block]

Summary Compensation Table to Compensation Actually Paid Adjustments	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table	$11,733,864	$13,715,358	$6,491,804
Adjustments to Determine Compensation Actually Paid for CEO
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	-	-	-
Increase for “Service Cost” for Pension Plans	-	-	-
Increase for “Prior Service Cost” for Pension Plans	-	-	-
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	($8,591,879)	($7,669,712)	($2,991,546)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	-	-	-
Increase for fair value of awards granted during year that remain unvested as of year-end	$10,705,332	$6,154,665	$5,608,800
Increase for fair value of awards granted during year that vest during year	-	-	-
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$4,064,364	$923,328	($3,868,380)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	$1,070,821	$1,448,145	($1,839,206)
Deduction of fair value of awards granted prior to year that were forfeited during year	-	-	-
Increase based on dividends or other earnings paid during year prior to vesting date of award	-	-	-
Total Adjustments	$7,248,638	$856,426	($3,090,331)
Compensation Actually Paid (CAP) to CEO	$18,982,502	$14,571,784	$3,401,473

Non-PEO NEO Average Total Compensation Amount	$ 4,213,127	4,735,382	2,619,786
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,391,352	4,999,729	1,679,139
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Summary Compensation Table to Compensation Actually Paid Adjustments	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table	$4,213,127	$4,735,382	$2,619,786
Adjustments to Determine Average Compensation Actually Paid for Non-CEO Named Executive Officers
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	($51,507)	($16,672)	($55,491)
Increase for “Service Cost” for Pension Plans	-	-	-
Increase for “Prior Service Cost” for Pension Plans	-	-	-
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	($2,639,807)	($2,332,870)	($956,226)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	-	-	-
Increase for fair value of awards granted during year that remain unvested as of year-end	$3,289,153	$1,872,043	$1,792,813
Increase for fair value of awards granted during year that vest during year	-	-	-
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$1,246,374	$294,293	($1,187,687)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	$334,010	$447,553	($534,056)
Deduction of fair value of awards granted prior to year that were forfeited during year	-	-	-
Increase based on dividends or other earnings paid during year prior to vesting date of award	-	-	-
Total Adjustments	$2,178,225	$264,347	($940,647)
Average Compensation Actually Paid (CAP) to Non-CEO Named Executive Officers	$6,391,352	$4,999,729	$1,679,139

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following charts display the relationship between the Compensation Actually Paid to our CEO and the average of our non-CEO Named Executive Officers with the key performance measures of Company Total Shareholder Return (TSR), net income and adjusted EBITDA. Also included is the Company TSR, calculated for the one-, two- and three-year period based on an initial $100 investment with a comparison to our peers based upon the PHLX Oil Service Sector Index (OSX), a modified market weighted index composed of companies involved in the oil services sector that, in addition to containing Company stock, includes the stock of 14 other oil services sector companies. Because the performance of Company stock, and the incremental changes in value of equity awards, is tied to the majority of the compensation actually paid to our executives (approximately 73% for our CEO), we have also included a chart displaying the annual TSR for the applicable periods presented. For additional information and context for our executive compensation practices, please refer to the CD&A.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

As described in detail in our CD&A, the Committee utilizes multiple key financial, operational, and sustainability measures to correlate our Named Executive Officer’s compensation to Company performance. In particular, the majority of compensation actually paid to our executives is based on the performance of Company stock.  The key performance measures for 2022 are:

COMPANY SELECTED METRICS
Relative Total Shareholder Return
Adjusted EBITDA[1]
Uptime[1]
Sustainability[2]

[1] This is a non-GAAP metric that is defined in the CD&A
[2] Specific Company developed sustainability targets are explained in the CD&A

Total Shareholder Return Amount	$ 66	40	34
Peer Group Total Shareholder Return Amount	113	70	58
Net Income (Loss)	$ (621,000,000)	$ (591,000,000)	$ (568,000,000)
Company Selected Measure Amount	816,000,000	995,000,000	1,201,000,000
PEO Name	Mr. Thigpen
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
[5]	The reconciliation of adjusted EBITDA to net income in Appendix A of this proxy statement discloses how adjusted EBITDA is calculated from the Company's audited financial statements.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Uptime
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Sustainability
PEO [Member] | Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,591,879)	$ (7,669,712)	$ (2,991,546)
PEO [Member] | Increase for fair value of awards granted during year that remain unvested as of year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,705,332	6,154,665	5,608,800
PEO [Member] | Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,064,364	923,328	(3,868,380)
PEO [Member] | Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,070,821	1,448,145	(1,839,206)
PEO [Member] | Total Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,248,638	856,426	(3,090,331)
Non-PEO NEO [Member] | Deduction for Change in the Actuarial Present Values reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(51,507)	(16,672)	(55,491)
Non-PEO NEO [Member] | Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,639,807)	(2,332,870)	(956,226)
Non-PEO NEO [Member] | Increase for fair value of awards granted during year that remain unvested as of year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,289,153	1,872,043	1,792,813
Non-PEO NEO [Member] | Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,246,374	294,293	(1,187,687)
Non-PEO NEO [Member] | Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	334,010	447,553	(534,056)
Non-PEO NEO [Member] | Total Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,178,225	$ 264,347	$ (940,647)